Annual Total Returns - FidelityAdvisorEquityGrowthFund-AMCIZPRO - FidelityAdvisorEquityGrowthFund-AMCIZPRO - Fidelity Advisor Equity Growth Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2013
Fidelity Advisor Equity Growth Fund - Class A
Bar Chart Table:
Annual Return 2013	35.64%
Annual Return 2014	10.90%
Annual Return 2015	6.74%
Annual Return 2016	0.29%
Annual Return 2017	34.85%
Annual Return 2018	(0.45%)
Annual Return 2019	33.68%
Annual Return 2020	43.42%
Annual Return 2021	22.72%
Annual Return 2022	(24.66%)